Pension and other PostRetirement Benefits - Expenses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Service cost	CAD 193	CAD 189
Interest cost	36	36
Defined benefit plans expense	229	225
Defined contribution plans expense	74	76
Total benefit plans expense charged to earnings	303	301
Return on plan assets (excluding amounts included in net interest expense)	(407)	(155)
Experience loss (gain) arising on plan liabilities	2	7
Actuarial loss arising from changes in financial assumptions	354	171
Actuarial (gain) loss arising from changes in demographic assumptions	(4)	8
Actuarial (gain) loss recognized in other comprehensive income	(55)	31
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Service cost	14	13
Interest cost	22	23
Defined benefit plans expense	36	36
Total benefit plans expense charged to earnings	36	36
Experience loss (gain) arising on plan liabilities	(12)	(5)
Actuarial loss arising from changes in financial assumptions	26	(1)
Actuarial (gain) loss arising from changes in demographic assumptions	(9)	4
Actuarial (gain) loss recognized in other comprehensive income	CAD 5	CAD (2)